Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2020 MXN ($)
Disclosure of associates and joint ventures [line items]
Investments in other entities	$ 383	[1]	$ 9,751	[2]	$ 7,623
Investment in Associates and Joint Ventures | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	36.40%		36.40%
Carrying Amount			$ 3,274		3,335
Investment in Associates and Joint Ventures | Jugos del Valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	28.80%		28.80%
Carrying Amount			$ 1,929		1,945
Investment in Associates and Joint Ventures | Leao Alimentos e Bebidas, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	24.70%		24.70%
Carrying Amount			$ 1,931		446
Investment in Associates and Joint Ventures | Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Ownership Percentage	26.50%		26.50%
Carrying Amount			$ 194		192
Investment in Associates and Joint Ventures | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	35.00%		35.00%
Carrying Amount			$ 121		121
Investment in Associates and Joint Ventures | Others
Disclosure of associates and joint ventures [line items]
Carrying Amount			793		683
Investment in Associates and Joint Ventures | Investment in Associates and Joint Ventures
Disclosure of associates and joint ventures [line items]
Investments in other entities			$ 9,751		7,623
Investment in Associates and Joint Ventures | Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%		50.00%
Carrying Amount			$ 486		0
Investment in Associates and Joint Ventures | Dispensadoras de Café, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%		50.00%
Carrying Amount			$ 172		181
Investment in Associates and Joint Ventures | Fountain Agua Mineral, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%		50.00%
Carrying Amount			$ 851		$ 720

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18